Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities
The following tables present information about the Company’s assets and liabilities as of December 31, 2023 and 2022, that are measured at fair value on a recurring basis, by level within the fair value hierarchy:
December 31, 2023

	Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities—Public Warrants		$—	$766,763	$—
Derivative warrant liabilities—Private Placement Warrants		$—	$616,373	$—
December 31, 2022

	Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account		$349,991,153	$—	$—
Liabilities:
Derivative warrant liabilities—Public Warrants		$1,725,000	$—	$—
Derivative warrant liabilities—Private Placement Warrants		$—	$1,386,667	$—